Debt - Schedule of Debt (Details) - USD ($) $ in Millions	Dec. 31, 2017	Apr. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Capital leases	$ 1,824		$ 1,425
Premium	78		212
Discount	0		(8)
Debt issuance cost	(19)		(23)
Total debt	28,319		27,786
Less: Current portion of Senior Secured Term Loans	0		20
Less: Current portion of capital leases	613		334
Long-term Debt and Long-term Debt to Affiliates	26,707		27,432
Long-term debt	12,121		21,832
Long-term debt to affiliates	14,586		5,600
Secured Debt
Debt Instrument [Line Items]
Senior Secured Term Loans	0		1,980
Senior Notes
Debt Instrument [Line Items]
Less: Current portion of Senior Notes	999		0
Affiliated Entity
Debt Instrument [Line Items]
Premium	59		0
Discount	(73)		0
Long-term debt to affiliates	$ 14,586		5,600
5.250% Senior Notes due 2018
Debt Instrument [Line Items]
Interest rate, stated percentage	5.25%
Senior notes	$ 0		500
5.250% Senior Notes due 2018 | Senior Notes
Debt Instrument [Line Items]
Interest rate, stated percentage	5.25%
6.464% Senior Notes due 2019
Debt Instrument [Line Items]
Interest rate, stated percentage	6.464%
Senior notes	$ 0		1,250
6.464% Senior Notes due 2019 | Senior Notes
Debt Instrument [Line Items]
Interest rate, stated percentage	6.464%
6.288% Senior Reset Notes to affiliates due 2019 | Affiliated Entity
Debt Instrument [Line Items]
Interest rate, stated percentage	6.288%
Senior notes to affiliates	$ 0		1,250
6.288% Senior Reset Notes to affiliates due 2019 | Affiliated Entity | Senior Notes
Debt Instrument [Line Items]
Interest rate, stated percentage		6.288%
6.542% Senior Notes due 2020
Debt Instrument [Line Items]
Interest rate, stated percentage	6.542%
Senior notes	$ 0		1,250
6.542% Senior Notes due 2020 | Senior Notes
Debt Instrument [Line Items]
Interest rate, stated percentage	6.542%
6.625% Senior Notes due 2020
Debt Instrument [Line Items]
Interest rate, stated percentage	6.625%
Senior notes	$ 0		1,000
6.625% Senior Notes due 2020 | Senior Notes
Debt Instrument [Line Items]
Interest rate, stated percentage	6.625%
6.366% Senior Reset Notes to affiliates due 2020 | Affiliated Entity
Debt Instrument [Line Items]
Interest rate, stated percentage	6.366%
Senior notes to affiliates	$ 0		1,250
6.366% Senior Reset Notes to affiliates due 2020 | Affiliated Entity | Senior Notes
Debt Instrument [Line Items]
Interest rate, stated percentage		6.366%
6.250% Senior Notes due 2021
Debt Instrument [Line Items]
Interest rate, stated percentage	6.25%
Senior notes	$ 0		1,750
6.250% Senior Notes due 2021 | Senior Notes
Debt Instrument [Line Items]
Interest rate, stated percentage	6.25%
6.633% Senior Notes due 2021
Debt Instrument [Line Items]
Interest rate, stated percentage	6.633%
Senior notes	$ 0		1,250
6.633% Senior Notes due 2021 | Senior Notes
Debt Instrument [Line Items]
Interest rate, stated percentage	6.633%
5.300% Senior Notes to affiliates due 2021 | Senior Notes
Debt Instrument [Line Items]
Interest rate, stated percentage	5.30%
5.300% Senior Notes to affiliates due 2021 | Affiliated Entity
Debt Instrument [Line Items]
Interest rate, stated percentage	5.30%
Senior notes to affiliates	$ 2,000		0
8.097% Senior Reset Notes to affiliates due 2021 | Affiliated Entity
Debt Instrument [Line Items]
Interest rate, stated percentage	8.097%
Senior notes to affiliates	$ 1,250		1,250
6.125% Senior Notes due 2022
Debt Instrument [Line Items]
Interest rate, stated percentage	6.125%
Senior notes	$ 1,000		1,000
6.731% Senior Notes due 2022
Debt Instrument [Line Items]
Interest rate, stated percentage	6.731%
Senior notes	$ 0		1,250
6.731% Senior Notes due 2022 | Senior Notes
Debt Instrument [Line Items]
Interest rate, stated percentage	6.731%
4.000% Senior Notes due 2022
Debt Instrument [Line Items]
Interest rate, stated percentage	4.00%
Senior notes	$ 500		0
4.000% Senior Notes due 2022 | Affiliated Entity
Debt Instrument [Line Items]
Interest rate, stated percentage	4.00%
Senior notes to affiliates	$ 1,000		0
8.195% Senior Reset Notes to affiliates due 2022 | Affiliated Entity
Debt Instrument [Line Items]
Interest rate, stated percentage	8.195%
Senior notes to affiliates	$ 1,250		1,250
Incremental term loan facility to affiliates due 2022 | Affiliated Entity
Debt Instrument [Line Items]
Senior notes to affiliates	$ 2,000		0
6.000% Senior Notes due 2023
Debt Instrument [Line Items]
Interest rate, stated percentage	6.00%
Senior notes	$ 1,300		1,300
6.625% Senior Notes due 2023
Debt Instrument [Line Items]
Interest rate, stated percentage	6.625%
Senior notes	$ 1,750		1,750
6.836% Senior Notes due 2023
Debt Instrument [Line Items]
Interest rate, stated percentage	6.836%
Senior notes	$ 600		600
9.332% Senior Reset Notes to affiliates due 2023 | Affiliated Entity
Debt Instrument [Line Items]
Interest rate, stated percentage	9.332%
Senior notes to affiliates	$ 600		600
6.000% Senior Notes due 2024
Debt Instrument [Line Items]
Interest rate, stated percentage	6.00%
Senior notes	$ 1,000		1,000
6.500% Senior Notes due 2024
Debt Instrument [Line Items]
Interest rate, stated percentage	6.50%
Senior notes	$ 1,000		1,000
6.000% Senior Notes to affiliates due 2024 | Senior Notes
Debt Instrument [Line Items]
Interest rate, stated percentage	6.00%
6.000% Senior Notes to affiliates due 2024 | Affiliated Entity
Debt Instrument [Line Items]
Interest rate, stated percentage	6.00%
Senior notes to affiliates	$ 1,350		0
6.000% Senior Notes to affiliates due 2024 | Senior Notes
Debt Instrument [Line Items]
Interest rate, stated percentage	6.00%
6.000% Senior Notes to affiliates due 2024 | Affiliated Entity
Debt Instrument [Line Items]
Interest rate, stated percentage	6.00%
Senior notes to affiliates	$ 650		0
Incremental term loan facility to affiliates due 2024 | Affiliated Entity
Debt Instrument [Line Items]
Senior notes to affiliates	$ 2,000		0
5.125% Senior Notes due 2025
Debt Instrument [Line Items]
Interest rate, stated percentage	5.125%
Senior notes	$ 500		0
5.125% Senior Notes due 2025 | Affiliated Entity
Debt Instrument [Line Items]
Interest rate, stated percentage	5.125%
Senior notes to affiliates	$ 1,250		0
6.375% Senior Notes due 2025
Debt Instrument [Line Items]
Interest rate, stated percentage	6.375%
Senior notes	$ 1,700		1,700
6.500% Senior Notes due 2026
Debt Instrument [Line Items]
Interest rate, stated percentage	6.00%
Senior notes	$ 2,000		2,000
5.375% Senior Notes due 2027
Debt Instrument [Line Items]
Interest rate, stated percentage	5.375%
Senior notes	$ 500		0
5.375% Senior Notes due 2027 | Affiliated Entity
Debt Instrument [Line Items]
Interest rate, stated percentage	5.375%
Senior notes to affiliates	$ 1,250		$ 0